BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended
	Dec. 11, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Exchangeable and Class B Shares
Disclosure of limited partners equity [Line Items]
Issuance price per share (USD per share)	$ 28.28
Share exchanges			$ (1)
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Units outstanding (in shares)		$ 38.57	$ 38.57
BEPC Exchangeable Shares
Disclosure of limited partners equity [Line Items]
Share exchanges (in shares)		6,033	9,642
Dividends paid		$ 52	$ 104
Shares outstanding (in shares)		172,209,771	172,209,771	172,180,417
Class C
Disclosure of limited partners equity [Line Items]
Shares outstanding (in shares)		189,600,000	189,600,000
Number of shares issued (in shares)		189,600,000	189,600,000
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid				8,600,000
Percentage of units for normal course issuer bid				5.00%